Leases (Details 1) $ in Thousands	Jun. 30, 2020 USD ($)
Period:
The remainder of 2020	$ 282
2021	355
2022	203
2023	116
2024	104
2025	94
2026	39
Total operating lease payments	1,193
Less: imputed interest	61
Present value of lease liabilities	$ 1,132